Annual Total Returns[BarChart] - Invesco Dynamic Semiconductors ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.22%)	4.67%	31.58%	36.98%	(0.78%)	44.45%	40.04%	(11.19%)	51.83%	56.79%